Events occurred after the reporting date (Details) - Pirra Lithium Pty Ltd. $ in Thousands, $ in Thousands			3 Months Ended		12 Months Ended
	Jan. 14, 2024 USD ($) shares	Jan. 14, 2024 AUD ($) shares	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
Other cash payments to acquire interests in joint ventures, classified as investing activities | $			$ 3,544	$ 3,544
Share of ownership in associates			40.00%	37.50%	40.00%
Investment Acquisitions
Disclosure of non-adjusting events after reporting period [line items]
Number of shares acquired of joint venture | shares	30,000,000	30,000,000
Other cash payments to acquire interests in joint ventures, classified as investing activities	$ 2,613	$ 4,200
Share of ownership in associates	80.00%	80.00%